Equity - Schedule of Basic and Diluted Earnings Per Quota (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
From continuing operations attributable to the ordinary equity holders of the Entity	R$ 4.02	R$ 3.89	R$ 3.77
Total basic earning per share attributable to the ordinary equity holders of the Entity	4.02	3.89	3.77
From continuing operations attributable to the ordinary equity holders of the Entity	3.85	3.84	3.77
Total basic earning per share attributable to the ordinary equity holders of the Entity	R$ 3.85	R$ 3.84	R$ 3.77
From continuing operations	R$ 220,608	R$ 219,417	R$ 208,615
Profit (loss) from continuing operations	220,608	219,417	208,615
Used in calculating basic earnings per share	220,608	219,417	208,615
Used in calculating diluted earnings per share	R$ 220,608	R$ 219,417	R$ 208,615
Weighted average number of ordinary share/quotas used as the denominator in calculating basic earnings per share:	54,903,764	56,356,293	55,387,859
Adjustments for calculation of diluted earnings per share:	501,807	792,815	0
Weighted average number of ordinary shares/quotas and potential ordinary shares used as the denominator in calculating diluted earnings per share	55,405,572	57,149,108	55,387,859